FEDERATED U.S. GOVERNMENT BOND FUND

                           Federated Investors Funds

                              5800 Corporate Drive

                      Pittsburgh, Pennsylvania 15237-7000

                                October 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC 20549


   RE:  FEDERATED U.S. GOVERNMENT BOND FUND (the "Registrant")
        1933 Act File No. 2-98494
        1940 ACT FILE NO. 811-4489

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of the prospectus and statement of additional information dated October 31, 2000, that would have been filed under Rule 497(c), do not differ from the form of the prospectus and statement of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 26 on October 25, 2000.

     If you have any questions regarding this certification, please contact Mark Nagarajan at (412) 288-7420.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary